Commitments, Guarantees and Contingencies - Commission on Release (Details) - CAD ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018
Disclosure of contingent liabilities [line items]
Accrued expenses and taxes	$ 3,251	$ 3,137